Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at June 30	$ 147,824		$ 158,506
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at June 30	63,154		63,536
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at June 30	62,997		77,939
Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at June 30	21,431		$ 16,806
Consumer Health | Commercial Platform | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	127,072	$ 121,523
Net income/(loss) attributable to the shareholders of equity investee	11,522	17,137
Dividend declared	(14,615)	(6,000)
Other comprehensive income/(loss)	2,330	(3,196)
Closing net assets after non-controlling interests as at June 30	126,309	129,464
Group's share of net assets	63,154	64,732
Carrying amount of investments as at June 30	63,154	64,732
Prescription Drugs | Commercial Platform | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	150,134	93,263
Net income/(loss) attributable to the shareholders of equity investee	37,743	29,557
Dividend declared	(70,619)	(25,833)
Other comprehensive income/(loss)	2,889	(2,340)
Closing net assets after non-controlling interests as at June 30	120,147	94,647
Group's share of net assets	60,074	47,324
Goodwill	2,923	3,000
Carrying amount of investments as at June 30	62,997	50,324
Drug R&D | Innovation Platform | Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	33,611	18,093
Net income/(loss) attributable to the shareholders of equity investee	(4,749)	(4,184)
Investments	14,000	10,000
Capitalization of loans		14,000
Closing net assets after non-controlling interests as at June 30	42,862	37,909
Group's share of net assets	21,431	18,954
Carrying amount of investments as at June 30	$ 21,431	$ 18,954